Basis of Presentation	6 Months Ended
Mar. 31, 2015
Accounting Policies [Abstract]
Basis of Presentation

GREAT WESTERN BANCORP, INC.

Notes to Consolidated Financial Statements (Unaudited)

1. Basis of Presentation

Great Western Bancorp, Inc. (the “Company”) is a bank holding company organized under the laws of Delaware. The primary business of the Company is ownership of its wholly owned subsidiary, Great Western Bank (the “Bank”). The Bank is a full-service regional bank focused on relationship-based business and agribusiness banking in Arizona, Colorado, Iowa, Kansas, Missouri, Nebraska, and South Dakota. The Company and the Bank are subject to the regulation of certain federal and/or state agencies and undergo periodic examinations by those regulatory authorities. Substantially all of the Company’s income is generated from banking operations. The Company was a majority owned indirect subsidiary of National Australia Bank Limited (“NAB”) at March 31, 2015.

The accompanying unaudited consolidated interim financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and reflect all adjustments that are, in the opinion of management, necessary for the fair presentation of the financial position and results of operations for the periods presented. All such adjustments are of a normal recurring nature other than the reclassifications outlined below.

The unaudited interim consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements for the year ending September 30, 2014, which includes a description of significant accounting policies. The results of operations for interim periods are not necessarily indicative of the results that may be expected for the year or any other period.

The accompanying unaudited consolidated financial statements include the accounts and results of operations of the Company and its subsidiaries after elimination of all significant intercompany accounts and transactions. The preparation of unaudited consolidated financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from these estimates.

The Company has evaluated all events or transactions that occurred through the date the Company issued these financial statements. During this period, the Company did not have any material recognizable or non-recognizable subsequent events other than outlined below.

On May 6, 2015, NAB sold 23.0 million shares of the Company’s common stock, representing 39.7% of the Company’s common stock, in the second stage of its planned divestment. After completion of the offering, NAB beneficially owns 28.5% of the Company’s outstanding common stock.

On April 28, 2015, the board of directors of the Company declared a dividend of $0.12 per common share payable on May 29, 2015 to owners of record as of close of business on May 15, 2015.

Changes in the Presentation of Results for Loans at Fair Value and Related Derivatives

In the normal course of business, the Company manages interest rate risk by entering into fixed-to-floating interest rate swaps related to all fixed-rate loans with original terms longer than five years. The Company has elected to account for these loans using the Fair Value Option. During the first quarter of fiscal year 2015, the Company identified an immaterial error in its reporting of one aspect of the derivatives related to these loans and also elected to change the presentation of the reported changes in fair value of these loans and related derivatives, each as discussed below. The Company’s previous consolidated financial statements have been corrected or reclassified, as appropriate, to be consistent with the accompanying unaudited consolidated financial statements.

During the first quarter of fiscal year 2015, the Company identified that the current realized gain (loss) on the derivatives related to fair value loans has been improperly recorded as loan interest income instead of being presented in the same line item as the unrealized gain (loss) on the derivatives. As such, the realized gain (loss) on the derivatives related to fair value loans has been moved from loan interest income to “Net realized and unrealized gain (loss) on derivatives” within noninterest income. The Company has determined these corrections to be immaterial to the prior period financial statements and there was no effect on net income, equity or cash flows. The following table reflects the impact of the matter described above on previously filed financial statements:

	Previously Reported	Currently Reported
	Interest Income	Noninterest Income
Six months ended March 31, 2014
Realized gain on derivatives	$(8,678)	$(8,678)

Six months ended March 31, 2013
Realized gain (loss) on derivatives	$(6,668)	$(6,668)

Twelve months ended September 30, 2014
Realized gain (loss) on derivatives	$(18,255)	$(18,255)

Twelve months ended September 30, 2013
Realized gain (loss) on derivatives	$(14,217)	$(14,217)

Twelve months ended September 30, 2012
Realized gain (loss) on derivatives	$(9,931)	$(9,931)

Additionally, the Company previously reported the changes in fair value of these loans related to both interest rates and credit quality in interest income and the Company presented the changes in fair value of the derivatives in noninterest expense. Changes in fair value related to interest rates on the loans and changes in fair value of the derivatives were completely offset in any reporting period. To improve the clarity and comparability of its financial statements, the Company has elected to change its presentation of the changes in fair value related to these loans and derivatives by presenting these changes in two separate line items in noninterest income. As such, changes in fair value related to these loans, both related to interest rates and credit quality, is presented in “Net increase (decrease) in fair value of loans at fair value” within noninterest income, and changes in fair value related to these derivatives is presented in “Net realized and unrealized gain (loss) on derivatives” within noninterest income. The following table reflects the impact of the matter described above on previously filed financial statements:

	Previously Reported		Currently Reported
	Interest Income	Noninterest Expense	Noninterest Income
Six months ended March 31, 2014
Unrealized gain (loss) on derivatives	$—	$(1,078)	$—	$(1,078)
Loan fair value change related to interest rates	1,078	—	1,078	—
Loan fair value change related to credit quality	(698)	—	(698)	—

	$380	$(1,078)	$380	$(1,078)

Six months ended March 31, 2013
Unrealized gain (loss) on derivatives	$—	$(14,124)	$—	$(14,124)
Loan fair value change related to interest rates	14,124	—	14,124	—
Loan fair value change related to credit quality	(396)	—	(396)	—

	$13,728	$(14,124)	$13,728	$(14,124)

Twelve months ended September 30, 2014
Unrealized gain (loss) on derivatives	$—	$11,922	$—	$11,922
Loan fair value change related to interest rates	(11,922)	—	(11,922)	—
Loan fair value change related to credit quality	18	—	18	—

	$(11,904)	$11,922	$(11,904)	$11,922

Twelve months ended September 30, 2013
Unrealized gain (loss) on derivatives	$—	$(40,305)	$—	$(40,305)
Loan fair value change related to interest rates	40,305	—	40,305	—
Loan fair value change related to credit quality	855	—	855	—

	$41,160	$(40,305)	$41,160	$(40,305)

Twelve months ended September 30, 2012
Unrealized gain (loss) on derivatives	$—	$19,369	$—	$19,369
Loan fair value change related to interest rates	(19,369)	—	(19,369)	—
Loan fair value change related to credit quality	4,276	—	4,276	—

	$(15,093)	$19,369	$(15,093)	$19,369